VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Number of Shares	Value
PREFERRED SECURITIES: 99.7%
Basic Materials: 1.9%
ArcelorMittal SA (USD) 5.50%, 05/18/23 †	299,170	$20,926,942
Consumer Cyclicals: 6.5%
Aptiv Plc 5.50%, 06/15/23	141,466	22,037,574
Ford Motor Co.
6.00%, 12/01/59 †	393,644	10,254,426
6.20%, 06/01/59	369,041	9,720,540
Qurate Retail, Inc. 8.00%, 03/15/31	155,243	14,925,062
QVC, Inc. 6.25%, 11/26/68 †	246,126	5,456,613
ViacomCBS, Inc. 5.75%, 04/01/24 †	123,014	7,181,557
		69,575,772
Consumer Non-Cyclicals: 3.2%
Brookfield Infrastructure Finance ULC (USD) 5.00%, 05/24/81 †	123,014	2,925,273
CHS, Inc.
6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24	242,337	6,601,260
7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24	206,663	5,652,233
7.50%, 01/21/25	254,639	7,257,211
7.88%, 09/26/23 †	263,988	7,259,670
8.00%, 07/18/23 †	150,963	4,679,853
		34,375,500
Energy: 3.7%
Enbridge, Inc. (USD) 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/78	295,233	7,841,388
Energy Transfer LP
7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 †	221,425	5,427,127
7.60% (ICE LIBOR USD 3 Month+5.16%), 05/15/24	393,644	9,801,736
7.62% (ICE LIBOR USD 3 Month+4.74%), 08/15/23	218,965	5,375,591
NGL Energy Partners LP 9.00% (ICE LIBOR USD 3 Month+7.21%), 07/01/22	154,801	2,670,317
NuStar Energy LP 7.62% (ICE LIBOR USD 3 Month+5.64%), 06/15/22	189,441	4,163,913
NuStar Logistics LP 6.98% (ICE LIBOR USD 3 Month+6.73%), 01/15/43	198,052	4,992,891
		40,272,963
Financials: 2.6%
KKR Real Estate Finance Trust, Inc. 6.50%, 04/16/26	161,886	4,094,097
Qwest Corp.
6.50%, 09/01/56 †	480,984	12,125,606
6.75%, 06/15/57 †	324,756	8,239,060
	Number of Shares	Value
Financials (continued)
SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 †	159,918	$3,925,987
		28,384,750
Healthcare: 6.4%
Avantor, Inc. 6.25%, 05/15/22	254,639	29,079,774
Becton Dickinson and Co. 6.00%, 06/01/23 †	369,041	19,433,699
Boston Scientific Corp. 5.50%, 06/01/23	123,776	14,424,855
Elanco Animal Health, Inc. 5.00%, 02/01/23	135,315	5,593,922
		68,532,250
Industrials: 5.3%
Clarivate Plc (USD) 5.25%, 06/01/24	176,832	12,204,945
Crestwood Equity Partners LP 9.25% †	876,596	8,722,130
GFL Environmental, Inc. (USD) 6.00%, 03/15/23	177,386	13,413,929
RBC Bearings, Inc. 5.00%, 10/15/24 †	56,586	5,420,373
Stanley Black & Decker, Inc. 5.25%, 11/15/22 †	92,260	9,629,176
WESCO International, Inc. 10.62% (US Treasury Yield Curve Rate T 5 Year+10.32%), 06/22/25	265,857	8,103,322
		57,493,875
Real Estate: 1.3%
Brookfield Property Preferred LP (USD) 6.25%, 07/26/81 †	330,218	8,245,543
Hudson Pacific Properties, Inc. 4.75%, 11/26/26	209,123	5,282,447
		13,527,990
Real Estate Investment Trusts: 15.9%
AGNC Investment Corp.
6.12% (ICE LIBOR USD 3 Month+4.70%), 04/15/25	282,932	6,940,322
6.50% (ICE LIBOR USD 3 Month+4.99%), 10/15/24	198,052	4,977,047
7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 †	159,918	4,017,140
Annaly Capital Management, Inc.
6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23	209,123	5,173,703
6.75% (ICE LIBOR USD 3 Month+4.99%), 06/30/24	217,734	5,547,862
6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22	354,280	8,821,572
Chimera Investment Corp.
7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25	127,934	3,186,836

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VANECK PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Real Estate Investment Trusts (continued)
8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 †	159,918	$4,052,322
Digital Realty Trust, Inc. 5.20%, 10/10/24	169,759	4,445,988
DigitalBridge Group, Inc.
7.12%, 09/22/22 †	154,997	3,975,673
7.15%, 06/05/22	169,759	4,333,947
Diversified Healthcare Trust
5.62%, 08/01/42 †	172,219	3,597,655
6.25%, 02/01/46 †	123,014	2,748,133
Franklin BSP Realty Trust, Inc. 7.50%	127,049	3,180,036
Kimco Realty Corp. 5.25%, 12/20/22 †	130,149	3,340,925
MFA Financial, Inc. 6.50% (ICE LIBOR USD 3 Month+5.34%), 03/31/25 †	135,315	3,114,951
Monmouth Real Estate Investment Corp. 6.12%, 09/15/21	270,434	6,812,232
New Residential Investment Corp.
6.38% (ICE LIBOR USD 3 Month+4.97%), 02/15/25	198,052	4,466,073
7.00% (US Treasury Yield Curve Rate T 5 Year+6.22%), 11/15/26	228,806	5,701,846
7.12% (ICE LIBOR USD 3 Month+5.64%), 08/15/24	139,006	3,404,257
Pebblebrook Hotel Trust 5.70%, 07/27/26 †	123,014	2,890,829
PennyMac Mortgage Investment Trust 6.75%, 08/24/26	123,014	3,069,199
PS Business Parks, Inc. 4.88%, 11/04/24 †	159,918	4,105,095
Public Storage
3.88%, 10/06/25 †	139,006	3,270,811
4.00%, 06/16/26	511,147	11,938,861
4.10%, 01/13/27	123,014	2,976,939
4.62%, 06/17/25 †	278,011	7,128,202
4.70%, 11/15/24 †	127,344	3,243,452
4.88%, 09/12/24	155,588	4,032,841
5.05%, 08/09/22 †	147,617	3,767,186
5.15%, 06/02/22 †	137,775	3,520,151
5.60%, 03/11/24 †	140,236	3,763,934
RLJ Lodging Trust 1.95% †	158,442	4,420,532
Two Harbors Investment Corp.
7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 †	145,156	3,551,967
7.62% (ICE LIBOR USD 3 Month+5.35%), 07/27/27	141,466	3,497,040
Vornado Realty Trust
4.45%, 09/22/26	147,617	3,364,191
5.25%, 11/24/25	304,829	7,821,625
	Number of Shares	Value
Real Estate Investment Trusts (continued)
5.40% †	147,617	$3,733,234
		171,934,609
Technology: 18.2%
AT&T, Inc.
4.75%, 02/18/25 †	861,097	21,157,153
5.00%, 12/12/24 †	590,466	14,879,743
5.35%, 11/01/66 †	650,743	16,561,409
5.62%, 08/01/67 †	405,946	10,688,558
Broadcom, Inc. 8.00%, 09/30/22	49,206	90,126,694
Pitney Bowes, Inc. 6.70%, 03/07/43 †	209,123	5,081,689
Sabre Corp. 6.50%, 09/01/23 †	41,087	5,045,895
Telephone and Data Systems, Inc.
6.00%, 09/30/26	339,518	8,613,572
6.62%, 03/31/26	206,663	5,377,371
United States Cellular Corp.
5.50%, 03/01/70 †	246,028	6,143,319
5.50%, 06/01/70 †	246,028	6,165,462
6.25%, 09/01/69	246,028	6,315,539
		196,156,404
Utilities: 34.7%
AES Corp. 6.88%, 02/15/24	128,303	11,681,988
Alabama Power Co. 5.00%, 10/01/22 †	123,014	3,174,991
Algonquin Power & Utilities Corp. (USD)
6.20% (ICE LIBOR USD 3 Month+4.01%), 07/01/79	172,219	4,605,136
6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/78	141,466	3,748,849
7.75%, 06/15/24	282,932	13,221,412
American Electric Power Co., Inc.
6.12%, 03/15/22	198,052	10,031,334
6.12%, 08/15/23	209,123	11,100,249
Brookfield BRP Holdings Canada, Inc. (USD)
4.62%, 04/30/26	172,219	3,940,371
4.88%, 12/09/26 †	127,934	3,093,444
CMS Energy Corp.
5.88%, 10/15/78 †	137,775	3,677,215
5.88%, 03/01/79	309,995	8,252,067
Dominion Energy, Inc. 7.25%, 06/01/22	198,052	20,205,265
DTE Energy Co.
4.38%, 12/01/81 †	137,775	3,466,419
5.25%, 12/01/77	196,822	5,085,880
6.25%, 11/01/22	319,836	16,263,661
Duke Energy Corp.
5.62%, 09/15/78 †	246,028	6,455,775
5.75%, 06/15/24 †	492,055	13,152,630
Entergy Arkansas LLC 4.88%, 09/01/66 †	201,743	5,120,237
Entergy Louisiana LLC

2

	Number of Shares	Value
Utilities (continued)
4.88%, 09/01/66 †	132,855	$3,363,889
Entergy Mississippi LLC 4.90%, 10/01/66 †	127,934	3,243,127
Essential Utilities, Inc. 6.00%, 04/30/22	93,540	5,473,961
Georgia Power Co. 5.00%, 10/01/77	132,855	3,409,059
NextEra Energy Capital Holdings, Inc. 5.65%, 03/01/79 †	338,288	9,008,609
NextEra Energy, Inc.
4.87%, 09/01/22	369,041	21,463,425
5.28%, 03/01/23	615,069	31,362,368
6.22%, 09/01/23	492,055	25,286,706
NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24	246,028	6,659,978
7.75%, 03/01/24	106,099	12,079,371
PG&E Corp. 5.50%, 08/16/23	196,822	23,758,384
SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 †	135,315	3,335,515
SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 †	147,617	3,697,806
SCE Trust VI 5.00%, 06/26/22 †	233,726	5,805,754
	Number of Shares	Value
Utilities (continued)
Sempra Energy 5.75%, 07/01/79	372,732	$9,922,126
South Jersey Industries, Inc. 8.75%, 04/01/24	82,419	4,424,252
Southern Co.
4.20%, 10/15/60 †	369,041	8,742,581
4.95%, 01/30/80	492,055	12,557,244
5.25%, 12/01/77 †	221,425	5,710,551
6.75%, 08/01/22	424,398	22,620,413
Spire, Inc. 5.90%, 08/15/24 †	123,014	3,262,331
Tennessee Valley Authority 2.13% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/28	125,966	3,229,768
		374,694,141
Total Preferred Securities (Cost: $1,031,541,319)		1,075,875,196

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.9% (Cost: $30,993,210)
Money Market Fund: 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio	30,993,210	30,993,210
Total Investments: 102.6% (Cost: $1,062,534,529)		1,106,868,406
Liabilities in excess of other assets: (2.6)%		(27,532,321)
NET ASSETS: 100.0%		$1,079,336,085

Definitions:
USD	United States Dollar

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $54,983,800.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	2.0%	$20,926,942
Consumer Cyclicals	6.5	69,575,772
Consumer Non-Cyclicals	3.2	34,375,500
Energy	3.7	40,272,963
Financials	2.6	28,384,750
Healthcare	6.4	68,532,250
Industrials	5.3	57,493,875
Real Estate	17.3	185,462,599
Technology	18.2	196,156,404
Utilities	34.8	374,694,141
	100.0%	$1,075,875,196
3